RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
18.	RELATED PARTY TRANSACTIONS

For the years presented, the principal related party transactions and amounts due from related party are summarized as follows:

		Year ended December 31,
	Note	2012	2012	2011	2010
		USD	RMB	RMB	RMB
Sales of products	(i)	590	3,675	—	—
Purchase of products	(ii)	1,131	7,047	—	—
Guarantee fee	(iii)	125	779
Service fee	(iv)	157	976	—	—

		December 31,
		2012	2012	2011
		USD	RMB	RMB
Current assets
Amount due from Envision	(v)	5,737	35,743	—

Notes:

(i)	For the year ended December 31, 2012, the Group sold components for digital media, telecommunication system equipment and industrial applications end-markets to Envision.

(ii)	For the year ended December 31, 2012, the Group purchased components for digital media, telecommunication system equipment and industrial applications end-markets from Envision.

(iii)	For the year ended December 31, 2012, the Group charged a guarantee fee of USD250 per quarter to act as the guarantors of the Disposal Group in respect of all existing bank facilities.

(iv)	For the year ended December 31, 2012, the Group charged a service fee for the provision of supportive and administrative services to the Disposal Group.

(v)	As of December 31, 2012, the amount due from Envision was unsecured, interest-free and repayable within one year.